Share repurchase program (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Aug. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)
Share Repurchase Program [Line Items]
Shares repurchased during the year | ¥			¥ 21,430		¥ 25,912		¥ 2,497
ADS | 2020 Share repurchase program
Share Repurchase Program [Line Items]
Shares repurchased during the year (in ADS shares) | shares			91,619,731	91,619,731	127,639,089	127,639,089	11,339,490	11,339,490
Shares repurchased during the year				$ 3,003		$ 3,645		$ 356
Share Repurchase Authorization									$ 3,000	$ 2,000
ADS | 2024 Share repurchase program
Share Repurchase Program [Line Items]
Authorized amount		$ 3,000
Repurchase period (in months)		36 months
ADS | New 2024 Share repurchase program
Share Repurchase Program [Line Items]
Authorized amount	$ 5,000
Repurchase period (in months)	36 months